Shareholders' Equity - Summary of Treasury Shares (Detail) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of revaluation reserve [Line Items]
Number of shares	91,893,000	76,419,000	80,996,000
Total amount	€ 281	€ 337	€ 325
Common shares [member] | Aegon N V [member]
Disclosure of revaluation reserve [Line Items]
Number of shares	65,540,000	61,418,000	64,488,000
Total amount	€ 269	€ 326	€ 314
Common shares [member] | Subsidiaries [member]
Disclosure of revaluation reserve [Line Items]
Number of shares	1,043,000	1,144,000	1,162,000
Total amount	€ 9	€ 9	€ 9
Common shares B [member]
Disclosure of revaluation reserve [Line Items]
Number of shares	25,310,000	13,856,000	15,346,000
Total amount	€ 3	€ 2	€ 2
Common shares B [member] | Aegon N V [member]
Disclosure of revaluation reserve [Line Items]
Number of shares	25,309,920	13,856,480